Document and Entity Information	Dec. 09, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001831283
Document Type	8-K
Document Period End Date	Dec. 09, 2021
Entity Registrant Name	LIANBIO
Entity Incorporation State Country Code	E9
Entity File Number	001-40947
Entity Tax Identification Number	98-1594670
Entity Address, Address Line One	103 Carnegie Center Drive
Entity Address, Address Line Two	Suite 309
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	486-2308
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American depositary shares, each representing 1 ordinary share, $0.000017100448 par value per share
Trading Symbol	LIAN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true